ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR	12 Months Ended
Dec. 31, 2024
ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR
Assets held for sale and Non-current assets sold during the year	NOTE 28 – ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR
During 2024, TORM delivered three vessels sold in 2023 for a total consideration of USD 66.5m. The vessels had a carrying value of
USD 47.2m. After deducting related bunker costs, the sales resulted in a profit of USD 17.2m, which is recognized in the income statement for 2024.
During 2024, TORM sold and delivered four vessels for a total consideration of USD 83.0m. The vessels had a carrying value of USD
47.0m. After deducting related bunker costs, the sales resulted in a profit of USD 34.1m, which is recognized in the income statement for 2024. The sales consideration for one vessel of USD 18.9m has not yet been received as per 31 December 2024.
During 2023, TORM sold and delivered eight vessels for a total consideration of USD 166.4m. The vessels sold and delivered to new owners during 2023 had a carrying value of USD 111.4m. After deducting related bunker cost, the sales resulted in a profit of USD
50.4m which are recognized in the income statement for 2023. Additionally, TORM sold three vessels with a carrying value of USD
47.2m classified as assets held for sale at the end of 2023 as the vessels were not yet delivered to new owners.
During 2022, TORM sold seven vessels. All the vessels sold in 2022 and one vessel sold in 2021 were delivered to the new owners to a total consideration of USD 106.6m. The vessels sold and delivered to the new owners during 2022 had a carrying value of USD
93.8m. The sales resulted in an impairment loss of USD 2.6m and a profit of USD 10.2m which are recognized in the income statement for 2022.